SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3 — SHORT-TERM INVESTMENTS

Short-term investments consist of the following:

	December 31,	December 31,
	2022	2021
Marketable securities	-	182,313
Available-for-sale debt securities	-	-
Total	-	182,313

Realized and unrealized gain (loss) on short-term investments consist of the following:

	For the Years Ended
	December 31,
	2022	2021	2020
Realized gain
Marketable securities	6,093	24,913	-
Available-for-sale debt securities	9,732	1,640	-

Unrealized gain (loss)
Marketable securities	-	(25,490)	25,943
Available-for-sale debt securities	-	-	(724)

Unrealized gain (loss), net of tax, of available-for-sale debt securities was included in accumulated other comprehensive income (loss) in the consolidated balance sheets.